American Funds Target Date Retirement Series®
American Funds® 2070
Target Date Retirement Fund
Investment portfolio
July 31, 2024
unaudited
Fund investments Growth funds 48%	Shares	Value (000)
New Perspective Fund, Class R-6	14,513	$912
SMALLCAP World Fund, Inc., Class R-6	12,681	912
AMCAP Fund, Class R-6	14,620	638
New World Fund, Inc., Class R-6	7,992	638
The Growth Fund of America, Class R-6	8,636	638
The New Economy Fund, Class R-6	7,223	456
EuroPacific Growth Fund, Class R-6	3,148	183
		4,377
Growth-and-income funds 37%
Fundamental Investors, Class R-6	9,979	821
Capital World Growth and Income Fund, Class R-6	11,371	752
Washington Mutual Investors Fund, Class R-6	11,730	730
The Investment Company of America, Class R-6	10,943	638
American Mutual Fund, Class R-6	8,030	456
		3,397
Balanced funds 9%
American Balanced Fund, Class R-6	15,534	547
American Funds Global Balanced Fund, Class R-6	7,126	274
		821
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	37,932	456
American Funds Emerging Markets Bond Fund, Class R-6	8,768	68
		524
Total investment securities 100% (cost: $9,031,000)		9,119
Other assets less liabilities 0%		(2)
Net assets 100%		$9,117
American Funds Target Date Retirement Series — Page 1 of 27

unaudited
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 48%
New Perspective Fund, Class R-6	$—	$925	$14	$(1)	$2	$912	$—	$—
SMALLCAP World Fund, Inc., Class R-6	—	905	16	— [2]	23	912	—	—
AMCAP Fund, Class R-6	—	645	10	— [2]	3	638	—	2
New World Fund, Inc., Class R-6	—	652	8	— [2]	(6)	638	—	—
The Growth Fund of America, Class R-6	—	645	8	— [2]	1	638	—	—
The New Economy Fund, Class R-6	—	461	6	— [2]	1	456	—	—
EuroPacific Growth Fund, Class R-6	—	186	3	— [2]	— [2]	183	— [2]	— [2]
						4,377
Growth-and-income funds 37%
Fundamental Investors, Class R-6	—	826	13	— [2]	8	821	— [2]	1
Capital World Growth and Income Fund, Class R-6	—	762	12	— [2]	2	752	1	—
Washington Mutual Investors Fund, Class R-6	—	731	13	— [2]	12	730	— [2]	4
The Investment Company of America, Class R-6	—	639	11	— [2]	10	638	— [2]	— [2]
American Mutual Fund, Class R-6	—	452	10	— [2]	14	456	— [2]	—
						3,397
Balanced funds 9%
American Balanced Fund, Class R-6	—	548	9	— [2]	8	547	— [2]	—
American Funds Global Balanced Fund, Class R-6	—	287	17	— [2]	4	274	— [2]	—
						821
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	—	459	9	—	6	456	2	—
American Funds Emerging Markets Bond Fund, Class R-6	—	69	1	— [2]	— [2]	68	— [2]	—
						524
Total 100%				$(1)	$88	$9,119	$3	$7

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Amount less than one thousand.
American Funds Target Date Retirement Series — Page 2 of 27

American Funds 2065
Target Date Retirement Fund®
Investment portfolio
July 31, 2024
unaudited

Fund investments Growth funds 48%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	4,551,488	$327,297
New Perspective Fund, Class R-6	5,171,858	324,948
The Growth Fund of America, Class R-6	3,078,508	227,533
AMCAP Fund, Class R-6	5,206,159	227,301
New World Fund, Inc., Class R-6	2,845,886	227,301
The New Economy Fund, Class R-6	2,582,519	163,009
EuroPacific Growth Fund, Class R-6	1,114,282	64,561
		1,561,950
Growth-and-income funds 37%
Fundamental Investors, Class R-6	3,555,419	292,398
Capital World Growth and Income Fund, Class R-6	4,050,573	267,986
Washington Mutual Investors Fund, Class R-6	4,178,749	259,876
The Investment Company of America, Class R-6	3,896,789	227,300
American Mutual Fund, Class R-6	2,896,945	164,488
		1,212,048
Balanced funds 9%
American Balanced Fund, Class R-6	5,539,304	195,094
American Funds Global Balanced Fund, Class R-6	2,538,297	97,445
		292,539
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	13,646,764	164,034
American Funds Emerging Markets Bond Fund, Class R-6	3,118,812	24,327
		188,361
Total investment securities 100% (cost: $2,907,449,000)		3,254,898
Other assets less liabilities 0%		(494)
Net assets 100%		$3,254,404
American Funds Target Date Retirement Series — Page 3 of 27

unaudited
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 48%
SMALLCAP World Fund, Inc., Class R-6	$168,557	$112,186	$590	$168	$46,976	$327,297	$2,016	$—
New Perspective Fund, Class R-6	168,505	111,846	588	209	44,976	324,948	2,438	8,592
The Growth Fund of America, Class R-6	117,919	70,768	412	163	39,095	227,533	1,195	9,100
AMCAP Fund, Class R-6	118,098	72,586	413	144	36,886	227,301	804	7,559
New World Fund, Inc., Class R-6	67,333	144,444	353	102	15,775	227,301	1,331	977
The New Economy Fund, Class R-6	84,207	50,969	813	68	28,578	163,009	556	3,632
EuroPacific Growth Fund, Class R-6	33,609	24,888	117	30	6,151	64,561	906	1,894
						1,561,950
Growth-and-income funds 37%
Fundamental Investors, Class R-6	151,590	91,877	530	201	49,260	292,398	2,392	8,266
Capital World Growth and Income Fund, Class R-6	151,589	91,647	14,624	(257)	39,631	267,986	3,640	2,835
Washington Mutual Investors Fund, Class R-6	134,721	94,987	471	170	30,469	259,876	2,862	13,885
The Investment Company of America, Class R-6	118,046	69,751	413	179	39,737	227,300	2,172	5,706
American Mutual Fund, Class R-6	84,249	58,260	296	102	22,173	164,488	2,251	1,608
						1,212,048
Balanced funds 9%
American Balanced Fund, Class R-6	100,894	68,482	354	89	25,983	195,094	3,127	—
American Funds Global Balanced Fund, Class R-6	100,886	55,243	76,499	(841)	18,656	97,445	1,938	—
						292,539
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	86,002	72,670	296	12	5,646	164,034	4,328	—
American Funds Emerging Markets Bond Fund, Class R-6	—	24,258	29	— [2]	98	24,327	468	—
						188,361
Total 100%				$539	$450,090	$3,254,898	$32,424	$64,054

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Amount less than one thousand.
American Funds Target Date Retirement Series — Page 4 of 27

American Funds 2060
Target Date Retirement Fund®
Investment portfolio
July 31, 2024
unaudited

Fund investments Growth funds 48%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	18,939,474	$1,361,937
New Perspective Fund, Class R-6	21,238,362	1,334,406
The Growth Fund of America, Class R-6	12,649,709	934,940
AMCAP Fund, Class R-6	21,369,345	932,986
New World Fund, Inc., Class R-6	11,649,451	930,442
The New Economy Fund, Class R-6	10,584,696	668,106
EuroPacific Growth Fund, Class R-6	4,525,781	262,224
		6,425,041
Growth-and-income funds 37%
Fundamental Investors, Class R-6	14,562,866	1,197,650
Capital World Growth and Income Fund, Class R-6	16,462,213	1,089,140
Washington Mutual Investors Fund, Class R-6	17,404,265	1,082,372
The Investment Company of America, Class R-6	16,138,111	941,336
American Mutual Fund, Class R-6	12,118,901	688,111
		4,998,609
Balanced funds 9%
American Balanced Fund, Class R-6	22,914,377	807,044
American Funds Global Balanced Fund, Class R-6	10,543,165	404,752
		1,211,796
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	56,926,395	684,255
American Funds Emerging Markets Bond Fund, Class R-6	12,983,426	101,271
		785,526
Total investment securities 100% (cost: $11,533,464,000)		13,420,972
Other assets less liabilities 0%		(1,681)
Net assets 100%		$13,419,291
American Funds Target Date Retirement Series — Page 5 of 27

unaudited
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 48%
SMALLCAP World Fund, Inc., Class R-6	$901,277	$258,806	$30,783	$(898)	$233,535	$1,361,937	$10,463	$—
New Perspective Fund, Class R-6	900,114	224,679	8,747	3,379	214,981	1,334,406	12,569	44,297
The Growth Fund of America, Class R-6	629,704	121,018	6,212	2,519	187,911	934,940	6,174	47,025
AMCAP Fund, Class R-6	631,120	124,480	6,212	2,176	181,422	932,986	4,150	35,829
New World Fund, Inc., Class R-6	359,135	500,333	4,738	1,549	74,163	930,442	6,843	5,023
The New Economy Fund, Class R-6	449,544	84,674	4,445	1,692	136,641	668,106	2,870	18,733
EuroPacific Growth Fund, Class R-6	178,683	54,331	1,714	418	30,506	262,224	4,424	8,757
						6,425,041
Growth-and-income funds 37%
Fundamental Investors, Class R-6	808,635	161,901	11,936	2,720	236,330	1,197,650	11,381	41,315
Capital World Growth and Income Fund, Class R-6	808,657	166,709	79,811	1,253	192,332	1,089,140	17,101	14,678
Washington Mutual Investors Fund, Class R-6	718,663	227,087	13,995	2,978	147,639	1,082,372	13,555	62,902
The Investment Company of America, Class R-6	629,964	127,744	7,538	2,542	188,624	941,336	10,312	28,828
American Mutual Fund, Class R-6	452,272	136,102	5,319	1,570	103,486	688,111	10,742	8,325
						4,998,609
Balanced funds 9%
American Balanced Fund, Class R-6	540,462	149,235	7,990	1,383	123,954	807,044	15,267	—
American Funds Global Balanced Fund, Class R-6	545,240	129,883	359,753	(5,823)	95,205	404,752	8,968	—
						1,211,796
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	462,847	207,994	14,215	(2,156)	29,785	684,255	20,054	—
American Funds Emerging Markets Bond Fund, Class R-6	—	101,168	299	1	401	101,271	2,044	—
						785,526
Total 100%				$15,303	$2,176,915	$13,420,972	$156,917	$315,712

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — Page 6 of 27

American Funds 2055
Target Date Retirement Fund®
Investment portfolio
July 31, 2024
unaudited

Fund investments Growth funds 48%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	28,673,164	$2,061,887
New Perspective Fund, Class R-6	32,388,161	2,034,948
The Growth Fund of America, Class R-6	21,301,199	1,574,372
New World Fund, Inc., Class R-6	19,682,301	1,572,025
AMCAP Fund, Class R-6	36,005,662	1,572,007
The New Economy Fund, Class R-6	17,828,718	1,125,349
EuroPacific Growth Fund, Class R-6	7,643,065	442,839
American Funds Global Insight Fund, Class R-6	18,002,285	422,874
		10,806,301
Growth-and-income funds 37%
Fundamental Investors, Class R-6	24,477,903	2,013,063
Capital World Growth and Income Fund, Class R-6	27,668,233	1,830,530
Washington Mutual Investors Fund, Class R-6	29,338,753	1,824,577
American Mutual Fund, Class R-6	24,272,689	1,378,203
The Investment Company of America, Class R-6	23,489,243	1,370,128
		8,416,501
Balanced funds 9%
American Balanced Fund, Class R-6	38,555,877	1,357,938
American Funds Global Balanced Fund, Class R-6	17,717,631	680,180
		2,038,118
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	95,695,673	1,150,262
American Funds Emerging Markets Bond Fund, Class R-6	21,848,124	170,415
		1,320,677
Total investment securities 100% (cost: $18,937,911,000)		22,581,597
Other assets less liabilities 0%		(2,405)
Net assets 100%		$22,579,192
American Funds Target Date Retirement Series — Page 7 of 27

unaudited
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 48%
SMALLCAP World Fund, Inc., Class R-6	$1,471,080	$243,883	$23,679	$2,951	$367,652	$2,061,887	$16,963	$—
New Perspective Fund, Class R-6	1,466,773	234,636	15,058	6,337	342,260	2,034,948	20,192	71,161
The Growth Fund of America, Class R-6	1,117,473	140,795	15,698	5,017	326,785	1,574,372	10,929	83,240
New World Fund, Inc., Class R-6	635,638	813,790	8,920	3,099	128,418	1,572,025	11,884	8,723
AMCAP Fund, Class R-6	1,119,966	152,528	21,315	3,038	317,790	1,572,007	7,361	62,324
The New Economy Fund, Class R-6	797,836	110,003	23,725	3,145	238,090	1,125,349	4,997	32,622
EuroPacific Growth Fund, Class R-6	316,974	74,742	3,232	862	53,493	442,839	7,588	14,970
American Funds Global Insight Fund, Class R-6	253,055	110,121	2,811	676	61,833	422,874	4,337	—
						10,806,301
Growth-and-income funds 37%
Fundamental Investors, Class R-6	1,427,475	195,590	25,999	6,584	409,413	2,013,063	19,691	72,048
Capital World Growth and Income Fund, Class R-6	1,430,517	195,718	133,362	4,059	333,598	1,830,530	29,517	25,744
Washington Mutual Investors Fund, Class R-6	1,278,146	311,594	27,919	5,538	257,218	1,824,577	23,428	107,747
American Mutual Fund, Class R-6	931,729	243,823	10,365	3,684	209,332	1,378,203	21,722	16,938
The Investment Company of America, Class R-6	994,155	100,023	16,385	5,193	287,142	1,370,128	15,679	44,512
						8,416,501
Balanced funds 9%
American Balanced Fund, Class R-6	961,431	191,933	13,162	2,704	215,032	1,357,938	26,532	—
American Funds Global Balanced Fund, Class R-6	965,294	170,910	612,327	(9,006)	165,309	680,180	15,416	—
						2,038,118
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	820,613	310,591	28,872	(4,004)	51,934	1,150,262	34,526	—
American Funds Emerging Markets Bond Fund, Class R-6	—	170,290	567	2	690	170,415	3,474	—
						1,320,677
Total 100%				$39,879	$3,765,989	$22,581,597	$274,236	$540,029

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — Page 8 of 27

American Funds 2050
Target Date Retirement Fund®
Investment portfolio
July 31, 2024
unaudited

Fund investments Growth funds 45%	Shares	Value (000)
New Perspective Fund, Class R-6	46,081,894	$2,895,325
SMALLCAP World Fund, Inc., Class R-6	36,703,393	2,639,341
The Growth Fund of America, Class R-6	30,513,872	2,255,280
AMCAP Fund, Class R-6	51,520,138	2,249,369
New World Fund, Inc., Class R-6	21,921,495	1,750,870
The New Economy Fund, Class R-6	20,778,409	1,311,533
American Funds Global Insight Fund, Class R-6	39,824,882	935,487
EuroPacific Growth Fund, Class R-6	10,852,737	628,808
		14,666,013
Growth-and-income funds 35%
Washington Mutual Investors Fund, Class R-6	41,907,595	2,606,234
Fundamental Investors, Class R-6	31,497,086	2,590,320
Capital World Growth and Income Fund, Class R-6	35,135,053	2,324,535
American Mutual Fund, Class R-6	40,487,410	2,298,875
The Investment Company of America, Class R-6	28,239,047	1,647,184
		11,467,148
Equity-income funds 4%
The Income Fund of America, Class R-6	24,994,992	627,624
Capital Income Builder, Class R-6	8,829,623	627,345
		1,254,969
Balanced funds 10%
American Balanced Fund, Class R-6	63,111,011	2,222,770
American Funds Global Balanced Fund, Class R-6	23,325,616	895,470
		3,118,240
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	137,283,543	1,650,148
American Funds Emerging Markets Bond Fund, Class R-6	31,290,094	244,063
		1,894,211
Total investment securities 100% (cost: $26,602,523,000)		32,400,581
Other assets less liabilities 0%		(3,970)
Net assets 100%		$32,396,611
American Funds Target Date Retirement Series — Page 9 of 27

unaudited
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 45%
New Perspective Fund, Class R-6	$2,113,002	$302,981	$21,265	$10,632	$489,975	$2,895,325	$29,087	$102,509
SMALLCAP World Fund, Inc., Class R-6	1,930,444	300,040	76,481	(5,888)	491,226	2,639,341	22,317	—
The Growth Fund of America, Class R-6	1,647,056	147,200	24,642	8,939	476,727	2,255,280	16,111	122,712
AMCAP Fund, Class R-6	1,648,906	158,438	28,624	7,047	463,602	2,249,369	10,860	90,819
New World Fund, Inc., Class R-6	755,019	853,639	10,058	3,756	148,514	1,750,870	13,801	10,130
The New Economy Fund, Class R-6	1,003,550	47,319	34,144	5,934	288,874	1,311,533	6,286	41,033
American Funds Global Insight Fund, Class R-6	652,566	134,782	6,620	1,564	153,195	935,487	11,289	—
EuroPacific Growth Fund, Class R-6	464,009	89,722	4,597	1,420	78,254	628,808	11,083	21,688
						14,666,013
Growth-and-income funds 35%
Washington Mutual Investors Fund, Class R-6	1,899,040	360,684	38,029	9,346	375,193	2,606,234	34,079	155,899
Fundamental Investors, Class R-6	1,938,250	142,877	42,889	10,043	542,039	2,590,320	26,094	96,266
Capital World Growth and Income Fund, Class R-6	1,938,371	155,740	215,762	2,201	443,985	2,324,535	38,596	34,587
American Mutual Fund, Class R-6	1,610,435	345,741	19,236	8,362	353,573	2,298,875	37,036	29,281
The Investment Company of America, Class R-6	1,238,416	76,463	26,430	7,290	351,445	1,647,184	19,174	54,890
						11,467,148
Equity-income funds 4%
The Income Fund of America, Class R-6	381,784	175,516	4,099	654	73,769	627,624	15,001	—
Capital Income Builder, Class R-6	381,515	172,264	4,099	781	76,884	627,345	14,191	474
						1,254,969
Balanced funds 10%
American Balanced Fund, Class R-6	1,608,299	270,877	18,701	5,732	356,563	2,222,770	44,172	—
American Funds Global Balanced Fund, Class R-6	1,250,351	149,252	705,249	(8,016)	209,132	895,470	19,664	—
						3,118,240
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	1,203,224	395,045	18,083	48	69,914	1,650,148	50,061	—
American Funds Emerging Markets Bond Fund, Class R-6	—	243,969	820	1	913	244,063	4,974	—
						1,894,211
Total 100%				$69,846	$5,443,777	$32,400,581	$423,876	$760,288

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — Page 10 of 27

American Funds 2045
Target Date Retirement Fund®
Investment portfolio
July 31, 2024
unaudited

Fund investments Growth funds 43%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	35,694,429	$2,566,786
New Perspective Fund, Class R-6	40,576,818	2,549,442
The Growth Fund of America, Class R-6	34,076,313	2,518,580
AMCAP Fund, Class R-6	57,563,079	2,513,204
New World Fund, Inc., Class R-6	23,554,719	1,881,315
The New Economy Fund, Class R-6	22,734,965	1,435,031
American Funds Global Insight Fund, Class R-6	60,103,087	1,411,822
EuroPacific Growth Fund, Class R-6	12,212,298	707,581
		15,583,761
Growth-and-income funds 33%
Fundamental Investors, Class R-6	34,680,236	2,852,103
American Mutual Fund, Class R-6	45,429,663	2,579,496
Capital World Growth and Income Fund, Class R-6	38,918,916	2,574,876
Washington Mutual Investors Fund, Class R-6	41,264,761	2,566,255
The Investment Company of America, Class R-6	25,304,387	1,476,005
		12,048,735
Equity-income funds 7%
The Income Fund of America, Class R-6	57,141,062	1,434,812
Capital Income Builder, Class R-6	15,216,635	1,081,142
		2,515,954
Balanced funds 11%
American Balanced Fund, Class R-6	81,536,723	2,871,723
American Funds Global Balanced Fund, Class R-6	25,853,902	992,531
		3,864,254
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	152,530,188	1,833,413
American Funds Emerging Markets Bond Fund, Class R-6	34,461,814	268,802
		2,102,215
Total investment securities 100% (cost: $29,527,352,000)		36,114,919
Other assets less liabilities 0%		(4,801)
Net assets 100%		$36,110,118
American Funds Target Date Retirement Series — Page 11 of 27

unaudited
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 43%
SMALLCAP World Fund, Inc., Class R-6	$1,909,719	$202,685	$22,682	$8,289	$468,775	$2,566,786	$22,075	$—
New Perspective Fund, Class R-6	1,961,736	152,697	20,276	10,418	444,867	2,549,442	26,821	94,520
The Growth Fund of America, Class R-6	1,862,625	156,831	49,444	11,052	537,516	2,518,580	18,159	138,308
AMCAP Fund, Class R-6	1,864,651	195,804	74,710	2,959	524,500	2,513,204	12,224	101,738
New World Fund, Inc., Class R-6	787,092	943,879	11,343	4,329	157,358	1,881,315	14,482	10,630
The New Economy Fund, Class R-6	1,060,246	72,250	11,361	6,594	307,302	1,435,031	6,647	43,394
American Funds Global Insight Fund, Class R-6	1,006,649	179,662	10,635	2,472	233,674	1,411,822	17,226	—
EuroPacific Growth Fund, Class R-6	521,336	102,086	5,409	1,687	87,881	707,581	12,399	24,167
						15,583,761
Growth-and-income funds 33%
Fundamental Investors, Class R-6	2,108,327	172,893	32,586	11,587	591,882	2,852,103	28,541	105,109
American Mutual Fund, Class R-6	1,865,024	321,077	19,416	9,908	402,903	2,579,496	42,295	33,648
Capital World Growth and Income Fund, Class R-6	2,114,286	142,232	171,325	3,026	486,657	2,574,876	42,392	37,707
Washington Mutual Investors Fund, Class R-6	1,935,266	283,076	38,549	10,191	376,271	2,566,255	34,037	154,931
The Investment Company of America, Class R-6	1,144,124	68,198	64,978	9,580	319,081	1,476,005	17,598	50,599
						12,048,735
Equity-income funds 7%
The Income Fund of America, Class R-6	966,458	303,066	15,924	1,463	179,749	1,434,812	36,745	—
Capital Income Builder, Class R-6	751,094	192,627	7,974	1,444	143,951	1,081,142	26,798	927
						2,515,954
Balanced funds 11%
American Balanced Fund, Class R-6	2,086,163	357,191	36,790	7,951	457,208	2,871,723	56,658	—
American Funds Global Balanced Fund, Class R-6	1,343,055	167,478	735,364	12,848	204,514	992,531	21,286	—
						3,864,254
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	1,355,374	432,638	32,797	(3,157)	81,355	1,833,413	55,859	—
American Funds Emerging Markets Bond Fund, Class R-6	—	268,753	981	(2)	1,032	268,802	5,531	—
						2,102,215
Total 100%				$112,639	$6,006,476	$36,114,919	$497,773	$795,678

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — Page 12 of 27

American Funds 2040
Target Date Retirement Fund®
Investment portfolio
July 31, 2024
unaudited

Fund investments Growth funds 38%	Shares	Value (000)
The Growth Fund of America, Class R-6	40,925,422	$3,024,798
AMCAP Fund, Class R-6	68,845,875	3,005,811
New Perspective Fund, Class R-6	47,527,855	2,986,175
SMALLCAP World Fund, Inc., Class R-6	35,917,958	2,582,860
The New Economy Fund, Class R-6	26,995,345	1,703,946
American Funds Global Insight Fund, Class R-6	72,000,848	1,691,300
New World Fund, Inc., Class R-6	18,616,071	1,486,866
EuroPacific Growth Fund, Class R-6	2,308,573	133,759
		16,615,515
Growth-and-income funds 33%
Fundamental Investors, Class R-6	37,544,388	3,087,651
American Mutual Fund, Class R-6	53,577,529	3,042,132
Capital World Growth and Income Fund, Class R-6	45,192,902	2,989,962
Washington Mutual Investors Fund, Class R-6	42,256,457	2,627,929
The Investment Company of America, Class R-6	29,988,812	1,749,247
International Growth and Income Fund, Class R-6	19,727,486	743,332
		14,240,253
Equity-income funds 7%
The Income Fund of America, Class R-6	69,948,433	1,756,405
Capital Income Builder, Class R-6	18,517,346	1,315,658
		3,072,063
Balanced funds 11%
American Balanced Fund, Class R-6	97,972,489	3,450,591
American Funds Global Balanced Fund, Class R-6	30,049,335	1,153,594
		4,604,185
Fixed income funds 11%
U.S. Government Securities Fund, Class R-6	182,225,764	2,190,353
American Funds Inflation Linked Bond Fund, Class R-6	99,200,331	931,491
American Funds Multi-Sector Income Fund, Class R-6	88,142,812	829,424
Capital World Bond Fund, Class R-6	41,620,118	675,911
		4,627,179
Total investment securities 100% (cost: $35,041,776,000)		43,159,195
Other assets less liabilities 0%		(5,667)
Net assets 100%		$43,153,528
American Funds Target Date Retirement Series — Page 13 of 27

unaudited
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 38%
The Growth Fund of America, Class R-6	$2,277,362	$191,912	$111,480	$13,856	$653,148	$3,024,798	$22,273	$169,639
AMCAP Fund, Class R-6	2,253,640	139,539	27,662	15,426	624,868	3,005,811	14,825	122,863
New Perspective Fund, Class R-6	2,241,708	247,316	26,662	14,267	509,546	2,986,175	30,790	108,508
SMALLCAP World Fund, Inc., Class R-6	1,989,890	159,781	62,725	(210)	496,124	2,582,860	23,074	—
The New Economy Fund, Class R-6	1,279,546	64,069	15,556	9,275	366,612	1,703,946	8,036	52,460
American Funds Global Insight Fund, Class R-6	1,276,043	136,233	14,797	3,032	290,789	1,691,300	21,932	—
New World Fund, Inc., Class R-6	706,826	653,350	10,747	4,195	133,242	1,486,866	12,823	9,412
EuroPacific Growth Fund, Class R-6	216,932	12,206	126,628	21,745	9,504	133,759	4,483	7,723
						16,615,515
Growth-and-income funds 33%
Fundamental Investors, Class R-6	2,350,123	147,139	75,568	16,563	649,394	3,087,651	31,390	115,749
American Mutual Fund, Class R-6	2,273,685	298,929	26,726	14,504	481,740	3,042,132	50,799	40,999
Capital World Growth and Income Fund, Class R-6	2,335,965	144,132	34,805	11,296	533,374	2,989,962	47,231	41,409
Washington Mutual Investors Fund, Class R-6	2,032,476	216,175	23,661	12,739	390,200	2,627,929	35,296	159,326
The Investment Company of America, Class R-6	1,308,164	78,178	15,709	7,918	370,696	1,749,247	20,223	57,956
International Growth and Income Fund, Class R-6	504,323	152,607	6,226	1,717	90,911	743,332	14,255	—
						14,240,253
Equity-income funds 7%
The Income Fund of America, Class R-6	1,307,067	229,933	16,394	2,043	233,756	1,756,405	48,075	—
Capital Income Builder, Class R-6	979,368	163,420	11,497	1,922	182,445	1,315,658	34,052	1,204
						3,072,063
Balanced funds 11%
American Balanced Fund, Class R-6	2,611,419	296,628	30,912	10,657	562,799	3,450,591	70,031	—
American Funds Global Balanced Fund, Class R-6	1,636,926	171,401	916,700	36,394	225,573	1,153,594	25,437	—
						4,604,185
Fixed income funds 11%
U.S. Government Securities Fund, Class R-6	1,656,604	482,457	43,784	(4,460)	99,536	2,190,353	67,425	—
American Funds Inflation Linked Bond Fund, Class R-6	788,479	267,865	175,674	(18,822)	69,643	931,491	10,935	—
American Funds Multi-Sector Income Fund, Class R-6	521,592	262,527	6,667	489	51,483	829,424	33,101	—
Capital World Bond Fund, Class R-6	—	665,574	2,737	19	13,055	675,911	4,942	—
						4,627,179
Total 100%				$174,565	$7,038,438	$43,159,195	$631,428	$887,248

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — Page 14 of 27

American Funds 2035
Target Date Retirement Fund®
Investment portfolio
July 31, 2024
unaudited

Fund investments Growth funds 24%	Shares	Value (000)
AMCAP Fund, Class R-6	65,749,386	$2,870,618
The Growth Fund of America, Class R-6	38,584,372	2,851,771
SMALLCAP World Fund, Inc., Class R-6	27,232,005	1,958,254
American Funds Global Insight Fund, Class R-6	78,609,338	1,846,533
New Perspective Fund, Class R-6	24,883,576	1,563,435
The New Economy Fund, Class R-6	2,782,034	175,602
New World Fund, Inc., Class R-6	1,124,644	89,825
		11,356,038
Growth-and-income funds 31%
American Mutual Fund, Class R-6	58,906,371	3,344,704
Capital World Growth and Income Fund, Class R-6	48,743,191	3,224,849
Fundamental Investors, Class R-6	34,696,648	2,853,452
Washington Mutual Investors Fund, Class R-6	39,073,279	2,429,967
The Investment Company of America, Class R-6	32,539,580	1,898,034
International Growth and Income Fund, Class R-6	24,017,556	904,982
		14,655,988
Equity-income funds 8%
The Income Fund of America, Class R-6	76,416,280	1,918,813
Capital Income Builder, Class R-6	26,251,312	1,865,156
		3,783,969
Balanced funds 13%
American Balanced Fund, Class R-6	106,938,224	3,766,364
American Funds Global Balanced Fund, Class R-6	60,452,984	2,320,790
		6,087,154
Fixed income funds 24%
U.S. Government Securities Fund, Class R-6	195,613,330	2,351,272
American Funds Inflation Linked Bond Fund, Class R-6	245,048,207	2,301,003
American Funds Mortgage Fund, Class R-6	252,563,419	2,230,135
American Funds Multi-Sector Income Fund, Class R-6	146,667,541	1,380,141
Intermediate Bond Fund of America, Class R-6	106,342,996	1,332,478
American Funds Strategic Bond Fund, Class R-6	95,724,183	883,534
Capital World Bond Fund, Class R-6	54,396,899	883,406
		11,361,969
Total investment securities 100% (cost: $39,794,274,000)		47,245,118
Other assets less liabilities 0%		(6,572)
Net assets 100%		$47,238,546
American Funds Target Date Retirement Series — Page 15 of 27

unaudited
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 24%
AMCAP Fund, Class R-6	$2,227,379	$192,054	$181,539	$17,163	$615,561	$2,870,618	$14,640	$119,557
The Growth Fund of America, Class R-6	2,330,831	230,535	385,953	13,299	663,059	2,851,771	22,796	173,622
SMALLCAP World Fund, Inc., Class R-6	1,528,765	75,260	22,990	10,084	367,135	1,958,254	17,590	—
American Funds Global Insight Fund, Class R-6	1,365,221	185,206	18,699	3,810	310,995	1,846,533	23,306	—
New Perspective Fund, Class R-6	1,597,395	105,962	491,253	77,866	273,465	1,563,435	21,785	76,772
The New Economy Fund, Class R-6	539,918	24,283	517,080	163,211	(34,730)	175,602	3,226	21,057
New World Fund, Inc., Class R-6	294,485	9,264	260,516	81,556	(34,964)	89,825	5,343	3,921
						11,356,038
Growth-and-income funds 31%
American Mutual Fund, Class R-6	2,486,341	354,557	33,738	18,296	519,248	3,344,704	54,868	44,133
Capital World Growth and Income Fund, Class R-6	2,474,695	212,136	38,011	14,596	561,433	3,224,849	50,132	43,395
Fundamental Investors, Class R-6	2,281,707	180,601	250,460	25,154	616,450	2,853,452	29,971	111,313
Washington Mutual Investors Fund, Class R-6	1,914,095	209,381	71,037	17,882	359,646	2,429,967	32,902	148,091
The Investment Company of America, Class R-6	1,456,802	94,652	72,558	13,710	405,428	1,898,034	22,346	64,345
International Growth and Income Fund, Class R-6	670,248	125,473	9,059	2,490	115,830	904,982	17,894	—
						14,655,988
Equity-income funds 8%
The Income Fund of America, Class R-6	1,379,358	309,314	18,819	3,817	245,143	1,918,813	50,490	—
Capital Income Builder, Class R-6	1,306,190	326,768	18,030	3,327	246,901	1,865,156	45,593	1,605
						3,783,969
Balanced funds 13%
American Balanced Fund, Class R-6	2,840,532	345,298	38,902	11,138	608,298	3,766,364	75,480	—
American Funds Global Balanced Fund, Class R-6	1,754,479	268,893	23,559	4,952	316,025	2,320,790	32,887	—
						6,087,154
Fixed income funds 24%
U.S. Government Securities Fund, Class R-6	1,826,728	448,298	28,359	478	104,127	2,351,272	73,263	—
American Funds Inflation Linked Bond Fund, Class R-6	1,656,949	567,596	40,187	385	116,260	2,301,003	23,036	—
American Funds Mortgage Fund, Class R-6	1,438,639	712,739	23,299	711	101,345	2,230,135	66,953	—
American Funds Multi-Sector Income Fund, Class R-6	997,800	303,711	17,989	818	95,801	1,380,141	59,121	—
Intermediate Bond Fund of America, Class R-6	850,190	464,025	22,582	(632)	41,477	1,332,478	35,440	—
American Funds Strategic Bond Fund, Class R-6	553,835	300,606	14,819	427	43,485	883,534	12,154	—
Capital World Bond Fund, Class R-6	554,224	297,075	23,718	875	54,950	883,406	1,661	—
						11,361,969
Total 100%				$485,413	$6,712,368	$47,245,118	$792,877	$807,811

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — Page 16 of 27

American Funds 2030
Target Date Retirement Fund®
Investment portfolio
July 31, 2024
unaudited

Fund investments Growth funds 18%	Shares	Value (000)
AMCAP Fund, Class R-6	67,556,621	$2,949,522
The Growth Fund of America, Class R-6	27,360,598	2,022,222
American Funds Global Insight Fund, Class R-6	65,145,453	1,530,267
SMALLCAP World Fund, Inc., Class R-6	15,268,124	1,097,931
New Perspective Fund, Class R-6	16,832,223	1,057,568
		8,657,510
Growth-and-income funds 28%
American Mutual Fund, Class R-6	61,168,595	3,473,153
Capital World Growth and Income Fund, Class R-6	51,287,555	3,393,185
Washington Mutual Investors Fund, Class R-6	40,263,583	2,503,992
Fundamental Investors, Class R-6	19,818,849	1,629,902
The Investment Company of America, Class R-6	27,086,342	1,579,946
International Growth and Income Fund, Class R-6	25,567,828	963,396
		13,543,574
Equity-income funds 8%
The Income Fund of America, Class R-6	77,824,754	1,954,180
Capital Income Builder, Class R-6	27,484,636	1,952,783
		3,906,963
Balanced funds 13%
American Balanced Fund, Class R-6	111,208,648	3,916,769
American Funds Global Balanced Fund, Class R-6	62,200,507	2,387,877
		6,304,646
Fixed income funds 33%
The Bond Fund of America, Class R-6	280,552,243	3,192,685
American Funds Inflation Linked Bond Fund, Class R-6	302,763,348	2,842,948
American Funds Mortgage Fund, Class R-6	271,996,853	2,401,732
U.S. Government Securities Fund, Class R-6	199,654,406	2,399,846
Intermediate Bond Fund of America, Class R-6	186,211,181	2,333,226
American Funds Multi-Sector Income Fund, Class R-6	151,023,377	1,421,130
Capital World Bond Fund, Class R-6	57,733,439	937,591
American Funds Strategic Bond Fund, Class R-6	101,420,603	936,112
		16,465,270
Total investment securities 100% (cost: $42,349,141,000)		48,877,963
Other assets less liabilities 0%		(6,716)
Net assets 100%		$48,871,247
American Funds Target Date Retirement Series — Page 17 of 27

unaudited
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 18%
AMCAP Fund, Class R-6	$2,396,498	$147,621	$255,415	$8,233	$652,585	$2,949,522	$15,669	$125,702
The Growth Fund of America, Class R-6	1,816,367	156,373	446,331	(4,962)	500,775	2,022,222	17,353	132,169
American Funds Global Insight Fund, Class R-6	1,325,460	22,627	108,891	6,567	284,504	1,530,267	22,627	—
SMALLCAP World Fund, Inc., Class R-6	1,000,635	11,513	150,670	(31,940)	268,393	1,097,931	11,513	—
New Perspective Fund, Class R-6	941,548	58,153	146,369	459	203,777	1,057,568	12,854	45,299
						8,657,510
Growth-and-income funds 28%
American Mutual Fund, Class R-6	2,648,197	294,376	40,879	22,065	549,394	3,473,153	58,603	46,743
Capital World Growth and Income Fund, Class R-6	2,756,024	111,077	109,120	16,127	619,077	3,393,185	54,573	48,310
Washington Mutual Investors Fund, Class R-6	1,965,683	193,549	42,770	17,564	369,966	2,503,992	33,801	152,226
Fundamental Investors, Class R-6	1,710,021	102,724	606,119	86,858	336,418	1,629,902	19,657	80,517
The Investment Company of America, Class R-6	1,423,565	84,536	305,901	35,213	342,533	1,579,946	19,971	61,810
International Growth and Income Fund, Class R-6	782,464	52,580	11,640	3,174	136,818	963,396	20,024	—
						13,543,574
Equity-income funds 8%
The Income Fund of America, Class R-6	1,514,204	195,001	23,147	5,255	262,867	1,954,180	54,893	—
Capital Income Builder, Class R-6	1,513,847	181,666	23,154	5,091	275,333	1,952,783	52,036	1,842
						3,906,963
Balanced funds 13%
American Balanced Fund, Class R-6	3,104,897	190,682	46,910	19,661	648,439	3,916,769	81,384	—
American Funds Global Balanced Fund, Class R-6	1,910,592	156,934	28,921	6,044	343,228	2,387,877	35,323	—
						6,304,646
Fixed income funds 33%
The Bond Fund of America, Class R-6	2,155,386	923,494	39,731	823	152,713	3,192,685	92,929	—
American Funds Inflation Linked Bond Fund, Class R-6	2,310,220	415,115	34,012	650	150,975	2,842,948	31,203	—
American Funds Mortgage Fund, Class R-6	1,969,778	331,089	29,801	1,107	129,559	2,401,732	81,124	—
U.S. Government Securities Fund, Class R-6	1,987,841	331,153	29,050	1,071	108,831	2,399,846	76,851	—
Intermediate Bond Fund of America, Class R-6	1,815,303	464,127	27,490	775	80,511	2,333,226	68,203	—
American Funds Multi-Sector Income Fund, Class R-6	1,181,144	147,333	17,390	1,103	108,940	1,421,130	65,253	—
Capital World Bond Fund, Class R-6[2]	772,647	123,014	34,866	565	76,231	937,591	(2,063)	—
American Funds Strategic Bond Fund, Class R-6	769,948	131,859	21,369	293	55,381	936,112	13,281	—
						16,465,270
Total 100%				$201,796	$6,657,248	$48,877,963	$937,062	$694,618

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

American Funds Target Date Retirement Series — Page 18 of 27

American Funds 2025
Target Date Retirement Fund®
Investment portfolio
July 31, 2024
unaudited

Fund investments Growth funds 7%	Shares	Value (000)
AMCAP Fund, Class R-6	24,818,940	$1,083,595
American Funds Global Insight Fund, Class R-6	43,829,813	1,029,562
The Growth Fund of America, Class R-6	1,212,682	89,629
New Perspective Fund, Class R-6	879,332	55,249
SMALLCAP World Fund, Inc., Class R-6	765,132	55,021
		2,313,056
Growth-and-income funds 24%
American Mutual Fund, Class R-6	36,776,366	2,088,162
Capital World Growth and Income Fund, Class R-6	30,875,145	2,042,700
Washington Mutual Investors Fund, Class R-6	27,642,725	1,719,101
The Investment Company of America, Class R-6	17,644,187	1,029,186
Fundamental Investors, Class R-6	12,425,102	1,021,840
International Growth and Income Fund, Class R-6	9,993,579	376,558
		8,277,547
Equity-income funds 13%
The Income Fund of America, Class R-6	104,521,288	2,624,529
Capital Income Builder, Class R-6	24,265,924	1,724,094
		4,348,623
Balanced funds 12%
American Balanced Fund, Class R-6	77,690,029	2,736,243
American Funds Global Balanced Fund, Class R-6	37,165,036	1,426,766
		4,163,009
Fixed income funds 44%
The Bond Fund of America, Class R-6	232,777,726	2,649,010
American Funds Inflation Linked Bond Fund, Class R-6	279,530,841	2,624,795
American Funds Mortgage Fund, Class R-6	223,525,877	1,973,733
Intermediate Bond Fund of America, Class R-6	157,078,046	1,968,188
U.S. Government Securities Fund, Class R-6	138,814,200	1,668,547
American Funds Multi-Sector Income Fund, Class R-6	139,852,404	1,316,011
American Funds Strategic Bond Fund, Class R-6	103,583,432	956,075
American High-Income Trust, Class R-6	95,089,066	922,364
Capital World Bond Fund, Class R-6	40,562,624	658,737
		14,737,460
Total investment securities 100% (cost: $30,148,615,000)		33,839,695
Other assets less liabilities 0%		(4,937)
Net assets 100%		$33,834,758
American Funds Target Date Retirement Series — Page 19 of 27

unaudited
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 7%
AMCAP Fund, Class R-6	$1,138,339	$60,984	$407,731	$36,946	$255,057	$1,083,595	$7,196	$53,789
American Funds Global Insight Fund, Class R-6	943,855	16,082	133,655	7,566	195,714	1,029,562	16,082	—
The Growth Fund of America, Class R-6	300,782	24,554	295,761	124,243	(64,189)	89,629	2,850	21,704
New Perspective Fund, Class R-6	181,001	11,102	164,098	78,210	(50,966)	55,249	2,454	8,648
SMALLCAP World Fund, Inc., Class R-6	180,942	2,018	161,948	(48,542)	82,551	55,021	2,018	—
						2,313,056
Growth-and-income funds 24%
American Mutual Fund, Class R-6	1,901,860	77,213	269,954	36,391	342,652	2,088,162	38,998	33,522
Capital World Growth and Income Fund, Class R-6	1,907,879	73,094	355,188	4,820	412,095	2,042,700	34,761	32,816
Washington Mutual Investors Fund, Class R-6	1,541,045	137,858	251,434	39,262	252,370	1,719,101	24,815	109,562
The Investment Company of America, Class R-6	949,759	55,557	226,231	45,507	204,594	1,029,186	13,167	40,226
Fundamental Investors, Class R-6	947,167	56,997	227,717	27,849	217,544	1,021,840	11,355	44,349
International Growth and Income Fund, Class R-6	410,482	8,426	109,626	12,392	54,884	376,558	8,426	—
						8,277,547
Equity-income funds 13%
The Income Fund of America, Class R-6	1,904,360	417,033	48,373	7,389	344,120	2,624,529	71,403	—
Capital Income Builder, Class R-6	1,369,328	128,497	24,862	5,575	245,556	1,724,094	46,389	1,661
						4,348,623
Balanced funds 12%
American Balanced Fund, Class R-6	2,457,150	62,211	287,495	22,879	481,498	2,736,243	62,210	—
American Funds Global Balanced Fund, Class R-6	1,383,379	22,486	215,116	4,523	231,494	1,426,766	22,486	—
						4,163,009
Fixed income funds 44%
The Bond Fund of America, Class R-6	2,287,027	258,082	48,332	(895)	153,128	2,649,010	86,390	—
American Funds Inflation Linked Bond Fund, Class R-6	2,241,055	278,008	37,776	499	143,009	2,624,795	29,823	—
American Funds Mortgage Fund, Class R-6	1,673,754	219,262	29,879	1,264	109,332	1,973,733	67,638	—
Intermediate Bond Fund of America, Class R-6	1,710,992	212,017	28,707	675	73,211	1,968,188	60,568	—
U.S. Government Securities Fund, Class R-6	1,451,641	161,564	24,521	804	79,059	1,668,547	54,680	—
American Funds Multi-Sector Income Fund, Class R-6	1,090,474	142,373	19,033	1,134	101,063	1,316,011	60,607	—
American Funds Strategic Bond Fund, Class R-6	767,518	156,615	23,849	434	55,357	956,075	13,596	—
American High-Income Trust, Class R-6	643,741	225,322	12,638	1,254	64,685	922,364	40,950	—
Capital World Bond Fund, Class R-6[2]	576,459	52,420	27,587	448	56,997	658,737	(2,364)	—
						14,737,460
Total 100%				$410,627	$4,040,815	$33,839,695	$776,498	$346,277

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

American Funds Target Date Retirement Series — Page 20 of 27

American Funds 2020
Target Date Retirement Fund®
Investment portfolio
July 31, 2024
unaudited

Fund investments Growth funds 3%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	13,920,148	$326,984
AMCAP Fund, Class R-6	3,985,580	174,011
		500,995
Growth-and-income funds 22%
American Mutual Fund, Class R-6	17,179,146	975,432
Washington Mutual Investors Fund, Class R-6	12,881,406	801,094
Capital World Growth and Income Fund, Class R-6	12,023,957	795,505
The Investment Company of America, Class R-6	8,216,975	479,296
Fundamental Investors, Class R-6	5,769,005	474,443
International Growth and Income Fund, Class R-6	246,807	9,300
		3,535,070
Equity-income funds 18%
The Income Fund of America, Class R-6	75,390,513	1,893,055
Capital Income Builder, Class R-6	13,453,949	955,903
		2,848,958
Balanced funds 12%
American Balanced Fund, Class R-6	36,323,539	1,279,315
American Funds Global Balanced Fund, Class R-6	16,659,383	639,554
		1,918,869
Fixed income funds 45%
The Bond Fund of America, Class R-6	112,712,466	1,282,668
American Funds Inflation Linked Bond Fund, Class R-6	136,301,657	1,279,873
American Funds Mortgage Fund, Class R-6	108,980,901	962,301
Intermediate Bond Fund of America, Class R-6	76,681,991	960,825
U.S. Government Securities Fund, Class R-6	66,731,955	802,118
American Funds Multi-Sector Income Fund, Class R-6	68,218,368	641,935
American Funds Strategic Bond Fund, Class R-6	52,203,543	481,839
American High-Income Trust, Class R-6	49,603,179	481,151
Capital World Bond Fund, Class R-6	19,810,548	321,723
		7,214,433
Total investment securities 100% (cost: $14,168,120,000)		16,018,325
Other assets less liabilities 0%		(2,498)
Net assets 100%		$16,015,827
American Funds Target Date Retirement Series — Page 21 of 27

unaudited
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 3%
American Funds Global Insight Fund, Class R-6	$331,893	$5,541	$80,281	$4,718	$65,113	$326,984	$5,466	$—
AMCAP Fund, Class R-6	211,202	10,903	101,613	34,635	18,884	174,011	1,315	9,588
						500,995
Growth-and-income funds 22%
American Mutual Fund, Class R-6	895,783	33,679	131,935	32,238	145,667	975,432	18,159	15,521
Washington Mutual Investors Fund, Class R-6	739,773	63,562	142,166	37,678	102,247	801,094	11,815	51,747
Capital World Growth and Income Fund, Class R-6	772,887	31,438	177,463	16,563	152,080	795,505	13,937	13,215
The Investment Company of America, Class R-6	449,151	24,845	113,190	33,621	84,869	479,296	6,187	18,645
Fundamental Investors, Class R-6	443,502	26,545	111,960	31,543	84,813	474,443	5,332	20,560
International Growth and Income Fund, Class R-6	32,649	487	28,966	7,631	(2,501)	9,300	488	—
						3,535,070
Equity-income funds 18%
The Income Fund of America, Class R-6	1,643,680	77,877	106,523	7,764	270,257	1,893,055	56,587	—
Capital Income Builder, Class R-6	873,412	28,972	98,266	10,827	140,958	955,903	27,922	1,050
						2,848,958
Balanced funds 12%
American Balanced Fund, Class R-6	1,197,051	29,768	189,602	15,161	226,937	1,279,315	29,768	—
American Funds Global Balanced Fund, Class R-6	604,823	10,958	80,666	(1,941)	106,380	639,554	10,032	—
						1,918,869
Fixed income funds 45%
The Bond Fund of America, Class R-6	1,203,997	53,454	53,694	(1,351)	80,262	1,282,668	43,289	—
American Funds Inflation Linked Bond Fund, Class R-6	1,198,824	57,958	50,336	(2,148)	75,575	1,279,873	15,887	—
American Funds Mortgage Fund, Class R-6	904,380	39,494	40,501	(2,223)	61,151	962,301	34,326	—
Intermediate Bond Fund of America, Class R-6	904,268	50,028	31,899	17	38,411	960,825	30,538	—
U.S. Government Securities Fund, Class R-6	754,511	31,534	25,143	(613)	41,829	802,118	27,051	—
American Funds Multi-Sector Income Fund, Class R-6	604,829	31,182	48,995	241	54,678	641,935	31,182	—
American Funds Strategic Bond Fund, Class R-6	453,491	12,560	16,733	(241)	32,762	481,839	6,647	—
American High-Income Trust, Class R-6	455,066	24,445	41,075	(396)	43,111	481,151	24,445	—
Capital World Bond Fund, Class R-6[2]	302,413	7,733	18,502	(262)	30,341	321,723	(1,645)	—
						7,214,433
Total 100%				$223,462	$1,853,824	$16,018,325	$398,728	$130,326

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

American Funds Target Date Retirement Series — Page 22 of 27

American Funds 2015
Target Date Retirement Fund®
Investment portfolio
July 31, 2024
unaudited

Fund investments Growth funds 0%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	221,149	$5,195
AMCAP Fund, Class R-6	61,103	2,668
		7,863
Growth-and-income funds 20%
American Mutual Fund, Class R-6	5,346,375	303,567
Capital World Growth and Income Fund, Class R-6	3,823,892	252,989
Washington Mutual Investors Fund, Class R-6	3,295,370	204,939
The Investment Company of America, Class R-6	2,602,953	151,830
Fundamental Investors, Class R-6	1,262,499	103,828
		1,017,153
Equity-income funds 19%
The Income Fund of America, Class R-6	26,033,849	653,710
Capital Income Builder, Class R-6	4,275,476	303,772
		957,482
Balanced funds 11%
American Balanced Fund, Class R-6	10,131,735	356,840
American Funds Global Balanced Fund, Class R-6	5,276,873	202,579
		559,419
Fixed income funds 50%
The Bond Fund of America, Class R-6	39,805,473	452,986
Intermediate Bond Fund of America, Class R-6	34,969,593	438,169
American Funds Inflation Linked Bond Fund, Class R-6	43,375,891	407,300
American Funds Mortgage Fund, Class R-6	34,790,115	307,197
Short-Term Bond Fund of America, Class R-6	24,085,052	229,290
American Funds Multi-Sector Income Fund, Class R-6	21,812,958	205,260
American Funds Strategic Bond Fund, Class R-6	21,153,138	195,243
American High-Income Trust, Class R-6	15,934,048	154,560
Capital World Bond Fund, Class R-6	6,334,536	102,873
U.S. Government Securities Fund, Class R-6	1,918,349	23,058
		2,515,936
Total investment securities 100% (cost: $4,454,091,000)		5,057,853
Other assets less liabilities 0%		(867)
Net assets 100%		$5,056,986
American Funds Target Date Retirement Series — Page 23 of 27

unaudited
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 0%
American Funds Global Insight Fund, Class R-6	$18,853	$318	$17,279	$1,337	$1,966	$5,195	$318	$—
AMCAP Fund, Class R-6	9,377	435	9,277	(260)	2,393	2,668	61	373
						7,863
Growth-and-income funds 20%
American Mutual Fund, Class R-6	282,729	12,657	47,814	13,164	42,831	303,567	5,701	4,882
Capital World Growth and Income Fund, Class R-6	235,430	19,354	53,293	7,817	43,681	252,989	4,242	3,993
Washington Mutual Investors Fund, Class R-6	196,348	17,104	45,225	14,060	22,652	204,939	3,088	13,456
The Investment Company of America, Class R-6	141,593	8,742	35,754	10,918	26,331	151,830	1,943	5,865
Fundamental Investors, Class R-6	102,946	7,046	32,556	11,608	14,784	103,828	1,209	4,723
						1,017,153
Equity-income funds 19%
The Income Fund of America, Class R-6	604,028	28,384	78,310	7,640	91,968	653,710	20,222	—
Capital Income Builder, Class R-6	283,585	9,797	38,341	5,457	43,274	303,772	8,952	338
						957,482
Balanced funds 11%
American Balanced Fund, Class R-6	339,099	9,011	59,356	4,334	63,752	356,840	8,381	—
American Funds Global Balanced Fund, Class R-6	189,726	4,707	24,640	(391)	33,177	202,579	3,140	—
						559,419
Fixed income funds 50%
The Bond Fund of America, Class R-6	417,697	17,257	9,522	(237)	27,791	452,986	15,054	—
Intermediate Bond Fund of America, Class R-6	400,650	27,816	7,512	157	17,058	438,169	13,658	—
American Funds Inflation Linked Bond Fund, Class R-6	380,964	13,406	10,399	(388)	23,717	407,300	5,005	—
American Funds Mortgage Fund, Class R-6	284,202	10,833	6,481	3	18,640	307,197	10,833	—
Short-Term Bond Fund of America, Class R-6	185,266	44,181	3,542	61	3,324	229,290	6,671	—
American Funds Multi-Sector Income Fund, Class R-6	193,378	9,966	15,567	29	17,454	205,260	9,966	—
American Funds Strategic Bond Fund, Class R-6	175,258	12,817	5,554	160	12,562	195,243	2,695	—
American High-Income Trust, Class R-6	146,021	7,847	12,971	(481)	14,144	154,560	7,847	—
Capital World Bond Fund, Class R-6[2]	97,150	2,463	6,375	(237)	9,872	102,873	(542)	—
U.S. Government Securities Fund, Class R-6	51,394	1,441	31,971	(4,893)	7,087	23,058	1,441	—
						2,515,936
Total 100%				$69,858	$538,458	$5,057,853	$129,885	$33,630

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

American Funds Target Date Retirement Series — Page 24 of 27

American Funds 2010
Target Date Retirement Fund®
Investment portfolio
July 31, 2024
unaudited

Fund investments Growth-and-income funds 16%	Shares	Value (000)
American Mutual Fund, Class R-6	3,576,669	$203,083
Washington Mutual Investors Fund, Class R-6	2,575,969	160,200
Capital World Growth and Income Fund, Class R-6	1,866,059	123,459
The Investment Company of America, Class R-6	2,055,396	119,891
Fundamental Investors, Class R-6	501,838	41,271
		647,904
Equity-income funds 25%
The Income Fund of America, Class R-6	28,238,248	709,062
Capital Income Builder, Class R-6	3,920,591	278,558
		987,620
Balanced funds 9%
American Balanced Fund, Class R-6	7,941,495	279,699
American Funds Global Balanced Fund, Class R-6	2,168,106	83,234
		362,933
Fixed income funds 50%
Intermediate Bond Fund of America, Class R-6	34,640,942	434,051
The Bond Fund of America, Class R-6	34,907,506	397,248
Short-Term Bond Fund of America, Class R-6	32,691,144	311,220
American Funds Inflation Linked Bond Fund, Class R-6	30,085,397	282,502
American Funds Mortgage Fund, Class R-6	31,358,914	276,899
American Funds Strategic Bond Fund, Class R-6	17,311,324	159,784
American Funds Multi-Sector Income Fund, Class R-6	13,142,507	123,671
American High-Income Trust, Class R-6	807,564	7,833
Capital World Bond Fund, Class R-6	358,645	5,824
		1,999,032
Total investment securities 100% (cost: $3,650,928,000)		3,997,489
Other assets less liabilities 0%		(563)
Net assets 100%		$3,996,926
American Funds Target Date Retirement Series — Page 25 of 27

unaudited
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 16%
American Mutual Fund, Class R-6	$191,912	$9,158	$35,511	$8,022	$29,502	$203,083	$3,831	$3,296
Washington Mutual Investors Fund, Class R-6	146,388	15,119	28,779	6,557	20,915	160,200	2,317	10,225
Capital World Growth and Income Fund, Class R-6	125,194	8,931	37,461	9,244	17,551	123,459	2,198	2,116
The Investment Company of America, Class R-6	111,029	8,721	28,954	6,860	22,235	119,891	1,516	4,570
Fundamental Investors, Class R-6	44,367	2,689	16,934	5,488	5,661	41,271	509	1,996
						647,904
Equity-income funds 25%
The Income Fund of America, Class R-6	620,881	59,821	76,046	628	103,778	709,062	21,119	—
Capital Income Builder, Class R-6	249,361	9,114	23,289	1,693	41,679	278,558	7,945	297
						987,620
Balanced funds 9%
American Balanced Fund, Class R-6	259,456	10,648	42,500	2,330	49,765	279,699	6,383	—
American Funds Global Balanced Fund, Class R-6	90,861	1,630	24,339	3,796	11,286	83,234	1,411	—
						362,933
Fixed income funds 50%
Intermediate Bond Fund of America, Class R-6	394,648	30,517	8,125	112	16,899	434,051	13,444	—
The Bond Fund of America, Class R-6	365,007	25,626	17,540	(1,046)	25,201	397,248	13,097	—
Short-Term Bond Fund of America, Class R-6	276,083	34,152	3,893	38	4,840	311,220	9,496	—
American Funds Inflation Linked Bond Fund, Class R-6	267,518	7,479	8,792	(451)	16,748	282,502	3,515	—
American Funds Mortgage Fund, Class R-6	251,919	18,016	9,700	(555)	17,219	276,899	9,626	—
American Funds Strategic Bond Fund, Class R-6	149,189	6,125	6,305	(215)	10,990	159,784	2,175	—
American Funds Multi-Sector Income Fund, Class R-6	120,466	6,035	13,665	(43)	10,878	123,671	6,035	—
American High-Income Trust, Class R-6	24,132	903	19,088	111	1,775	7,833	903	—
Capital World Bond Fund, Class R-6[2]	16,749	298	12,910	(1,526)	3,213	5,824	(356)	—
						1,999,032
Total 100%				$41,043	$410,135	$3,997,489	$105,164	$22,500

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

American Funds Target Date Retirement Series — Page 26 of 27

unaudited
Valuation disclosures

Security valuation — The net asset value per share of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. As of
July 31, 2024, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through Capital Client Group, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
MFGEFP3-850-0924
American Funds Target Date Retirement Series — Page 27 of 27